Summary of Significant Accounting Policies - Schedule of Computation of Earnings Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (5,887)	$ 11,647	$ 21,669
Net (income) loss attributable to noncontrolling interests	266	(1,893)	(2,847)
Net income (loss) attributable to SmartStop Self Storage REIT, Inc.	(5,621)	9,754	18,822
Less: Distributions to preferred stockholders	(12,758)	(12,500)	(12,500)
Less: Distributions to participating securities	(451)	(369)	(286)
Net income (loss) attributable to common stockholders for basic computations:	(18,830)	(3,115)	6,036
Net income (loss) attributable to common stockholders for diluted computations:	$ (18,830)	$ (3,115)	$ 6,036
Earnings Per Share, Basic	$ (0.78)	$ (0.13)	$ 0.26
Earnings Per Share, Diluted	$ (0.78)	$ (0.13)	$ 0.26
Class A and T Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Weighted average number of shares outstanding - basic	24,139,414	24,201,985	22,984,794
Weighted average number of shares outstanding - diluted	24,139,414	24,201,985	23,014,111
Earnings Per Share, Basic	$ (0.78)	$ (0.13)	$ 0.26
Earnings Per Share, Diluted	$ (0.78)	$ (0.13)	$ 0.26
Unvested LTIP Units | Class A and T Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive	0	0	0
Unvested restricted stock awards | Class A and T Common Stock
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Equivalent Shares, included in computation of earnings per share as effect of antidilutive	0	0	29,317